Share capital (Tables)	12 Months Ended
Sep. 30, 2025
Share capital.
Summary of Share capital

	Number of ordinary	Share capital
	shares	$
September 30, 2022 – par value $0.0025	4,877,046	12,192
Warrants exercised	—	—
Shares issued	1,665,124	4,163
September 30, 2023 – par value $0.0025	6,542,170	16,355

Warrants exercised	—	—
Shares issued	5,003,184	12,508
September 30, 2024 – par value $0.0025	11,545,354	28,863

Warrants exercised	512,820	1,282
Shares issued	3,233,593	8,084
September 30, 2025 – par value $0.0025	15,291,767	38,229